SUBSEQUENT EVENTS (Details) - Subsequent events - USD ($)	Jan. 22, 2024	Jan. 17, 2024
New York State
SUBSEQUENT EVENTS
Income taxes paid		$ 370,632
New York City
SUBSEQUENT EVENTS
Income taxes paid	$ 381,809